Consolidated Statements of Financial Position	Dec. 31, 2022 USD ($)
Current
Cash	$ 228,794
Cash held in trust	27,009
Trade and other receivables	1,235,619
Prepayments	199,488
Biological assets	809,180
Inventory	1,057,240
Marketable securities	263,691
Total Current Assets	3,821,021
Non-Current
Property, plant and equipment	12,159,504
Intangible assets	22,208,594
Loan receivable	483,588
Right-of-use assets	324,070
Total Non-Current assets	35,175,756
Total Assets	38,996,777
Current
Trade and other payables	7,139,817
Lease liability	214,058
Loans and borrowings	936,793
Holdback payable	377,465
Due to related party	679,617
Total Current Liabilities	9,347,750
Non-Current
Lease liability	116,763
Loans and borrowings	2,632,103
Total Non-Current Liabilities	2,748,866
Total Liabilities	12,096,616
Shareholders' Equity (Deficit)
Share capital	49,434,692
Other reserves	21,053
Accumulated deficit	(21,087,962)
Accumulated other comprehensive income (loss)	(1,467,622)
Total Shareholders' Equity (Deficit)	26,900,161
Total Liabilities and Shareholders' Equity (Deficit)	$ 38,996,777